Litigations - Contingent liabilities (Details) R$ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 BRL (R$)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 BRL (R$)	Dec. 31, 2019 USD ($)
Tax litigation
Contingent liabilities
Contingent liabilities		$ 6,911		$ 8,040
Civil litigation
Contingent liabilities
Contingent liabilities		1,348		1,518
Labor litigation
Contingent liabilities
Contingent liabilities		563		773
Environmental litigation
Contingent liabilities
Contingent liabilities		907		1,094
Provision for litigations
Contingent liabilities
Contingent liabilities		9,729		11,425
CFEM-related proceedings
Contingent liabilities
Estimated losses on legal proceedings	R$ 10,730	2,065	R$ 7,715	1,914
Assessments and legal proceedings related to PIS/COFINS
Contingent liabilities
Estimated losses on legal proceedings	5,602	1,078	5,442	1,350
VAT on Services
Contingent liabilities
Estimated losses on legal proceedings	3,369	648	3,057	758
Tax assessment on Services
Contingent liabilities
Estimated losses on legal proceedings	1,558	300	1,445	358
Tax on Services
Contingent liabilities
Estimated losses on legal proceedings	2,621	504	2,405	597
Penalties On Tax Credit
Contingent liabilities
Estimated losses on legal proceedings	1,542	297	R$ 1,535	$ 381
Assessment On JCP
Contingent liabilities
Tax impact on excluding penalties	3,423	659
Tax Impact Including Penalties And Interests	R$ 698	$ 134